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                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:          (a)
             or fiscal year ending: 12/31/12 (b)

Is this a transition report? (Y/N)                                    N

Is this an amendment to a previous filing? (Y/N)                      N

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: CML VARIABLE ANNUITY ACCOUNT B

  B. File Number: 811-01918

  C. Telephone Number: (413) 788-8411

2.A. Street: 1295 STATE STREET

  B. City: SPRINGFIELD C. State: MA D. Zip Code: 01111 E. Zip Ext.: 0001

  E. Foreign Country:

3.Is this the first filing on this form by Registrant? (Y/N)          N

4.Is this the last filing on this form by Registrant? (Y/N)           N

5.Is Registrant a small business investment company (SBIC)? (Y/N)     N
  [If answer is "Y" (Yes), complete only items 89 through 110.]

6.Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
  [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A.Is Registrant a series or multiple portfolio company? (Y/N)       N
  [If answer is "N" (No), go to item 8.]

  B.How many separate series or portfolios did Registrant have at the end of the period? _______________________________________________________________________

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For period ending 12-31-12                      If filing more than one
File number 811-01918                           Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:_________________State:________Zip Code:_____________Zip Ext.:

      [/] Foreign Country:_______________________________Foreign Postal Code:

111.A.[/] Depositor Name:

    B.[/] File Number (If any):

    C.[/] City:_________________State:_________Zip Code:___________Zip Ext.:

      [/] Foreign Country:___________________________Foreign Postal Code:

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:___________________State:________Zip Code:__________Zip Ext.:

      [/] Foreign Country:______________________________Foreign Postal Code:

112.A.[/] Sponsor Name:

    B.[/] File Number (If any):

    C.[/] City:____________________State:________Zip Code:__________Zip Ext.:

      [/] Foreign Country:______________________________Foreign Postal Code:

                                       47

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For period ending 12-31-12                      If filing more than one
File number 811-01918                           Page 48, "X" box: [ ]

113.A.[/] Trustee  Name:

    B.[/] City:_________________State:_________Zip Code:_________Zip Ext.:

      [/] Foreign Country:_________________________Foreign Postal Code:

113.A.[/] Trustee Name:

    B.[/] City:________________State:_________Zip Code:____________Zip Ext.:

      [/] Foreign Country:_______________________________Foreign Postal Code:

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:___________________State:_________Zip Code:___________Zip Ext.:

      [/] Foreign Country:________________________________Foreign Postal Code:

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:__________________State:_______Zip Code:______________Zip Ext.:

      [/] Foreign Country:_____________________________Foreign Postal Code:

115.A.[/] Independent Public Accountant Name:

    B.[/] City:_________________State:________Zip Code:______________Zip Ext.:

      [/] Foreign Country:______________________________Foreign Postal Code:

115.A.[/] Independent Public Accountant Name:

    B.[/] City:_________________State:________Zip  Code:____________Zip  Ext.:

      [/] Foreign Country:_______________________________Foreign Postal Code:

                                       48

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For period ending 12-31-12                      If filing more than one
File number 811-01918                           Page 49, "X" box: [ ]

116. Family of investment companies information:

     A.[/]Is Registrant part of a family of investment
          companies? (Y/N)____________________________________________    Y/N

     B.[/]Identify the family in 10 letters:

     (NOTE: In filing this form, use this identification consistently for all investment companies in family.
     This designation is for purposes of this form only.)

117. A.[/]Is Registrant a separate account of an insurance
          company?(Y/N)_______________________________________________    Y/N

               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)_________________________    Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)__________    Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)___________    Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933 (Y/N)______________________________    Y/N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ______

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ___________________________________________________________

120.[/]State the total value of the portfolio securities on the date of deposit for the new series included in item 119
($000's omitted) _____________________________________________________    $

121.[/] State the number of series for which a current prospectus was in existence at the end of the period ____________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _______________________________________________________

                                       49

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For period ending 12-31-12                      If filing more than one
File number 811-01918                           Page 50, "X" box: [ ]

123.[/] State the total value of the additional units considered in answering item 122 ($000's omitted)____________________________________________ $ 166

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ____________________________________________________ $

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__________________________________________ $ -0-

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)__________________ $ -0-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                          Total Income
                                    Number of Series   Total Assets       Distributions
                                       Investing      ($000's omitted)  ($000's omitted)
                                    ----------------  ----------------  ----------------
A. U.S. Treasury direct issue       ________________  $_______________  $
B. U.S. Government agency           ________________  $_______________  $
C. State and municipal tax-free     ________________  $_______________  $
D. Public Utility debt              ________________  $_______________  $
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent   ________________  $_______________  $
F. All other corporate intermed.
   & long term debt                 ________________  $_______________  $
G. All other corporate short-
   term debt                        ________________  $_______________  $
H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                       ________________  $_______________  $
I. Investment company equity
   securities                       ________________  $_______________  $
J. All other equity securities              1         $           115   $
                                    ________________   _______________
K. Other securities                 ________________  $_______________  $
L. Total assets of all series of
   registrant                               1         $           115   $
                                    ________________   _______________

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For period ending 12-31-12                      If filing more than one
File number 811-01918                           Page 51, "X" box: [ ]

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)____________
                                                                            Y/N

     [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)________________________________________________________________
                                                                            Y/N

     [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)_____________________________________________________
                                                                            Y/N

131.[/] Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)_____________________________________    $   1

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.
811.        811.        811.        811.        811.

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report,

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disclose the following information for each such divested security:

     A.   Name of the issuer;

     B.   Exchange ticker symbol;

     C.   CUSIP number;

     D. Total number of shares or, for debt securities, principal amount divested;

     E.   Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

     G. Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

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                                 SIGNATURE PAGE

This report is signed on behalf of the registrant.

City of: Springfield       State of: MA        Date: February 28, 2013

Name of Registrant: CML VARIABLE ANNUITY ACCOUNT B

By: /s/ Gregory E. Deavens              Witness: /s/ Robert G. Labun
    ------------------------------               ------------------------------
    Gregory E. Deavens                           Robert G. Labun
    Senior Vice President & Corporate            Vice President, Financial
    Controller                                   Reporting